Note 5 - Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2019	2020	2021	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Statement of comprehensive loss / (income)
Amortization of awarded shares*	(34)	(34)	(34)	Management fees – related parties – Statement of comprehensive loss / (income)
Total	326	326	326
*As per the Company’s equity incentive plan, or the 2015 plan (currently null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2019, 2020 and 2021.
	Year Ended December 31,
	2019	2020	2021	Presented in:
Management fees	109	69	199	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,237	1,953	1,477	Management fees – related parties –Statement of comprehensive loss / (income)
Supervision services fees	55	63	79	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	247	60	17	Vessel operating expenses –Statement of comprehensive loss / (income)
	172	198	255	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	240	330	360	Management fees – related parties –Statement of comprehensive loss / (income)
Commission for sale and purchase of vessels	-	3,377	793	Management fees – related parties –Statement of comprehensive loss / (income)
		3,971	-	Loss from vessel sales –Statement of comprehensive loss / (income)
		454	-	Capitalized in Investments in unconsolidated joint ventures –Balance sheet
		1,017	-	Capitalized in Right of use assets from operating leases – Balance Sheet
		-	264	Impairment on vessels – Statement of comprehensive loss / (income)
Newbuilding vessels monitoring fee	-	-	1,365	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Financing fees	263	-	150	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	829	761	705	Voyage expenses - Statement of comprehensive loss / (income)
Total	4,152	12,253	5,664